Other disclosures - Share-based payment schemes - Share-based payment expensed in the income statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	kr 1,435	kr 2,289	kr 2,149
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	576	380	365
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	119	314	304
Long-term share-based incentive programme (Management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	437	1,403	1,271
Restricted stock units to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	kr 303	kr 192	kr 209